Condensed Financial Information of the Company (Details) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 Prc Subsidiary and Vies [Member] CNY	Jun. 30, 2012 Prc Subsidiary and Vies [Member] USD ($)	Jun. 30, 2012 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2010 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2009 Prc Subsidiary and Vies [Member] CNY
Revenue	1,026,168 [1]	$ 1,089,061	6,918,807	29,022	3,013	0	$ 0	0	0	0
Cost of revenue	(779,114)	(847,326)	(5,383,062)	(17,345)	(5,285)	0	0	0	0	0
Gross profit	247,054	241,735	1,535,745	11,677	(2,272)	0	0	0	0	0
Operating expenses
General and administrative expenses	(271,112)	(214,261)		(98,671)	(89,619)	8,151	2,193	13,934	26,293	26,700
Total operating expenses	278,145	219,304		98,785	90,775	(8,151)	(2,193)	(13,934)	(26,293)	(26,700)
Operating income (loss)	(31,091)	22,431	142,507	(87,108)	(93,047)	(8,151)	(2,193)	(13,934)	(26,293)	(26,700)
Interest income	14,123	9,050	57,494	22,448	8,489	47	18	114	385	3,379
Interest expense	(22,316)	(18,660)	(118,548)	(2,266)	(40)	(15)	(4)	(23)	(21)	(22)
Exchange gain (loss)	(12,834)	1,441	9,153	(2,843)	(16,602)	(317)	(190)	(1,206)	(70)	24
Equity in loss of subsidiaries and variable interest entities						26,446	(268)	(1,700)	(48,345)	(111,956)
Other income	2,251	4,574	29,057	20,634	2,799	417	121	767	19,557	0
Loss before income tax	12,745	12,954	82,296	(50,753)	(98,982)	18,367	(2,516)	(15,982)	(54,787)	(135,275)
Income tax	1,096	(2,145)	(13,630)	(7,104)	(10,915)	0	0	0	(4,384)	0
Net income (loss) attributable to the Company	18,367	(2,516)	(15,982)	(59,171)	(135,275)	18,367	(2,516)	(15,982)	(59,171)	(135,275)
Net loss attributable to ordinary shareholders						18,367	$ (2,516)	(15,982)	(59,171)	(135,275)

[1]	Revenue from countries other than China represent only two months results as a result of PGW acquisition.